Earning Per Share - Summary of weighted-average number of common shares used to calculate diluted earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted-average number of common shares outstanding	75,869,542	75,814,870	75,696,150
Weighted-average number of potential common share	0	3,091,505	992,190
Adjusted weighted-average number of common shares	75,869,542	78,906,375	76,688,340